COMMUNITY CAPITAL TRUST

The Community Reinvestment Act Qualified Investment Fund (the “Fund”)

CRA Shares (CRAIX)

Institutional Shares (CRANX)

Retail Shares (CRATX)

Incorporated herein by reference is a supplement to the Fund’s prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on February 2, 2018 (SEC Accession No. 0001398344-18-001511).